ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Reserves (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income required to be appropriate to legal reserve (as a percent)	5.00%
Required legal reserve, as percent to capital stock and capital adjustment	20.00%
Current year net income post previous years' adjustments to legal reserve (as a percent)	20.00%
Equity	$ 341,650,761	$ 287,543,658	$ 312,670,701	$ 326,686,187
Argentine Central Bank [member]
Equity	342,786,560
Cost of treasury shares
Equity	(680,897)	(385,448)
Cost of treasury shares | Argentine Central Bank [member]
Equity	(5,166,412)
Other reserves.
Equity	4,307,608	$ 16,082,470	$ 24,893,404
Other reserves. | Argentine Central Bank [member]
Equity	$ 4,307,608